Operations - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands						12 Months Ended
	Nov. 17, 2020 BRL (R$) R$ / shares shares	Aug. 12, 2020 USD ($) $ / shares shares	Aug. 12, 2020 BRL (R$)	Oct. 25, 2018 USD ($) $ / shares shares	Oct. 25, 2018 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 $ / shares shares	Apr. 02, 2019 shares
Disclosure of joint operations [line items]
Number of shares authorized (in shares)							630,000,000
Par value per share (in dollars per share) | $ / shares							$ 0.000079365
Linx S.A.
Disclosure of joint operations [line items]
Break fee payable in business combination | R$	R$ 453,750
Pro rata cash payment (in Brazilian reais per share) | R$ / shares	R$ 33.56
Estimated total to be paid for acquisition | R$	R$ 6,814,971
Acquisition related transaction costs recognized in other expenses | R$						R$ 28,369
Linx S.A. | Linx S.A.
Disclosure of joint operations [line items]
Dilutive effect of total shares of acquired company (in shares)	179,058,617
Estimated final price per share of acquired company | R$ / shares	R$ 38.06
DLP Par Participaes S.A.
Disclosure of joint operations [line items]
Number of shares issued before shares Split (in shares)				5,333,202	5,333,202
DLP Par Participaes S.A. | Initial public offering
Disclosure of joint operations [line items]
Shares issued under initial public offering (in shares)				5,333,202	5,333,202
Class B common stock | HR Holdings LLC
Disclosure of joint operations [line items]
Percentage of equity interest							61.10%
Class A common stock
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)		31,481,250		58,333,333	58,333,333
Number of shares authorized (in shares)		31,481,250						19,500,000
Par value per share (in dollars per share) | $ / shares		$ 0.000079365
Class A common stock | Initial public offering
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)				45,818,182	45,818,182
Offering price (in dollars per share) | $ / shares				$ 24,000.00
Proceeds from issue initial offering price | $				$ 1,103,822
Net proceeds of offering				1,060,544	R$ 3,923,785
Underwriting discounts and commissions | $				43,278
Other offering expenses				$ 20,471	R$ 75,774
Class A common stock | Selling Shareholders
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)				12,515,151	12,515,151
Class A common stock | Underwriters' option to purchase
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)		4,106,250		7,608,695	7,608,695
Class A common stock | Follow-On Prospectus Offering
Disclosure of joint operations [line items]
Offering price (in dollars per share) | $ / shares		$ 47,500
Proceeds from issue initial offering price | $		$ 1,495,359
Net proceeds of offering		1,464,702	R$ 7,872,554
Underwriting discounts and commissions | $		30,657
Other offering expenses		$ 7,278	R$ 39,964
Class A common stock | Linx S.A.
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)	0.0126774
Class A common stock | Ant small and micro financial services group co ltd | Initial public offering
Disclosure of joint operations [line items]
Net proceeds of offering				$ 100,000	R$ 375,910,000
Additional selling of share (in shares)				4,166,666	4,166,666
Brazilian Depositary Receipt | Linx S.A.
Disclosure of joint operations [line items]
Purchase of additional shares from selling shareholders (in shares)	0.0126774
STNE Par Class A Preferred Share | Linx S.A.
Disclosure of joint operations [line items]
Shares received upon issuance of business combination for each share of acquired company issued and outstanding	1
STNE Par Class B Preferred Share | Linx S.A.
Disclosure of joint operations [line items]
Shares received upon issuance of business combination for each share of acquired company issued and outstanding	1